Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-11-17	12 Months Ended
Dec. 31, 2024 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 17, 2025
Aggregate Erroneous Compensation Amount	$ 3,844,660
Erroneous Compensation Analysis
CLAWBACK POLICY RECOVERY ANALYSIS
Incentive-Based Compensation. The only incentive-based compensation received by our executive officers (“Covered Officers”) that required a recovery analysis under the Clawback Policy in connection with the Restatement is the portion of the cash incentive bonuses paid to our Covered Officers under the 2024 Management Bonus Program with respect to the second quarter of fiscal 2024. Although the Restatement impacted our consolidated financial statements for the first quarter of fiscal 2024, those cash incentive bonuses were received by our Covered Officers prior to the Clawback Policy Effective Date and therefore are not subject to the Clawback Policy. Additionally, the Restatement did not impact our consolidated financial statements for the third and fourth quarters of fiscal 2024; as such, the cash incentive bonuses paid to our Covered Officers with respect to those quarters are not subject to the Clawback Policy.
Application of the Clawback Policy. The 2024 Management Bonus Program established an aggregate bonus pool equal to 8% of Company’s Adjusted EBITDA for each quarter of fiscal 2024 commencing April 1, 2024. Each Covered Officer’s target bonus opportunity was equal to a specified percentage of the bonus pool. Bonuses were earned quarterly, and could be increased by an aggregate of 10% of the Covered Officer’s target bonus opportunity based on the achievement of certain financial guidance metrics related to annual revenue and Adjusted EBITDA, and could be further increased by an aggregate of 10% of the Covered Officer’s target bonus opportunity based on the achievement of certain quality metrics. Prior to the Restatement, the Company’s Adjusted EBITDA for the second quarter of fiscal 2024 was $99,737,000. In connection with preparing the 2024 Annual Report, the Audit Committee determined that Adjusted EBITDA for the second quarter of fiscal 2024 was overstated by $37,411,000 when taking into account the Restatement, thus reducing Adjusted EBITDA for the second quarter of fiscal 2024 to $62,326,000. This adjustment reduced the aggregate bonus pool under the 2024 Management Bonus Program for the second quarter of fiscal 2024 from $7,978,960 to $4,986,080, which reduced the bonuses earned by the Covered Officers for the second quarter of fiscal 2024 by an aggregate of $3,844,660. This amount reflects (i) a decrease based on the revised Adjusted EBITDA for the second quarter as a result of the Restatement and (ii) the loss of the upward adjustment in connection with the achievement of financial guidance metrics (which were ultimately not achieved as a result of the Restatement). Since the additional 10% upward adjustment to the bonuses that was based on the achievement of quality metrics was not impacted by the Restatement, that upward adjustment remained 10%, but was applied to the reduced target bonus opportunity.
Payment and Recovery. As noted, the aggregate dollar amount of erroneously awarded compensation attributable to the Covered Officers as a result of the Restatement was $3,844,660. This amount was paid to the Covered Officers in cash on August 7, 2024. The amount of erroneously awarded compensation was calculated on November 17, 2025. As of the date of this proxy statement, the Company has recouped from each executive officer (via deduction from bonus compensation otherwise payable to them), other than Messrs. Murray and Hancock (who voluntarily elected to delay their respective bonus payments, and thus have not yet been paid any such bonus compensation to deduct from), the full amount of the erroneously awarded compensation paid to each of them under the 2024 Management Bonus Program, and the aggregate amount that remains outstanding is $1,227,019. There is no amount of erroneously awarded compensation that has not yet been determined or, as of the end of the last completed fiscal year, had been outstanding for 180 days or longer since the date the Compensation Committee determined the amount owed by each Covered Officer. The Compensation Committee will seek to recover the remaining amount of the erroneously awarded compensation from each of Messrs. Murray and Hancock in accordance with the Clawback Policy.
Outstanding Aggregate Erroneous Compensation Amount	$ 1,227,019